10. Interests in affiliates	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Interests in affiliates

Investments in affiliates are accounted for using the equity method of accounting.

The Group acquired 20% equity interests in Zhejiang Tianlan Environmental Protection Technology Co. Ltd, (“Tianlan”), a company incorporated in the PRC for a total consideration of US$4,648,000 in 2007. In 2010, Tianlan increased its share capital and the Group further invested US$262,000 in order to maintain the share holding of 20% in Tianlan. In 2011, Tianlan increased its share capital and the Group further invested US$435,000 in order to maintain the share holding of 20% in Tianlan.

A summary of the financial information of the affiliate, Zhejiang Tianlan Environmental Protection Technology Co. Ltd, is set forth below:

	2014	2013
Balance Sheet:	US$’000	US$’000

Current assets	63,750	55,742

Non-current assets	17,659	9,733

Total assets	81,409	65,475

Total liabilities	(54,543)	(40,672)
	-----------	-----------

Total shareholders’ equity	26,866	24,803

	2014	2013
Operating results:	US$’000	US$’000

Net sales	76,723	61,997

Operating income	4,362	833

Net income	3,700	1,248

The Group acquired 20% of the equity interests in Zhejiang Jia Huan Electronic Co. Ltd., (“Jia Huan”), a company incorporated in the PRC, for approximately US$2,610,000 in 2008. Jia Huan has been in the environmental protection business since 1969 and is based in Jin Hua, Zhejiang.

A summary of the financial information of the affiliate, Zhejiang Jia Huan Electronic Co. Ltd, is set forth below:

	2014	2013
Balance Sheet:	US$’000	US$’000

Current assets	21,264	20,556

Non-current assets	5,288	5,635

Total assets	26,552	26,191

Total liabilities	(12,675)	(12,623)

Total shareholders’ equity	13,877	13,568

	2014	2013
Operating results:	US$’000	US$’000

Net sales	16,162	14,672

Operating income	1,024	545

Net income	762	377